Capital Management and Dividends - Summary of Dividends Declared (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Dividends Payable [Line Items]
Dividend, Total Amount	$ 199.1	$ 188.5	$ 17.4
125 Year Anniversary Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.28	$ 0.28
Dividend, Total Amount	124.6	124.6
Dividend, Announcement Date	Feb. 28, 2014	Feb. 28, 2014
Dividend, Record Date	Mar. 21, 2014	Mar. 21, 2014
Dividend, Payment Date	May 30, 2014	May 30, 2014
FY 2014 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.08	$ 0.08
Dividend, Total Amount	35.5	35.5
Dividend, Announcement Date	Nov. 14, 2013	Nov. 14, 2013
Dividend, Record Date	Dec. 19, 2013	Dec. 19, 2013
Dividend, Payment Date	Mar. 28, 2014	Mar. 28, 2014
FY 2013 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.24	$ 0.24
Dividend, Total Amount	106.1	106.1
Dividend, Announcement Date	May 23, 2013	May 23, 2013
Dividend, Record Date	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date	Jul. 26, 2013	Jul. 26, 2013
FY 2013 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.13	$ 0.13
Dividend, Total Amount	57.5	57.5
Dividend, Announcement Date	May 23, 2013	May 23, 2013
Dividend, Record Date	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date	Jul. 26, 2013	Jul. 26, 2013
FY 2013 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.05	$ 0.05
Dividend, Total Amount	22.1	22.1
Dividend, Announcement Date	Nov. 15, 2012	Nov. 15, 2012
Dividend, Record Date	Dec. 18, 2012	Dec. 18, 2012
Dividend, Payment Date	Jan. 25, 2013	Jan. 25, 2013
FY 2012 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders	$ 0.38	$ 0.38
Dividend, Total Amount	$ 166.4	$ 166.4
Dividend, Announcement Date	May 21, 2012	May 21, 2012
Dividend, Record Date	Jun. 29, 2012	Jun. 29, 2012
Dividend, Payment Date	Jul. 23, 2012	Jul. 23, 2012